Condensed Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Income Statement [Abstract]
Formation and operating costs	$ 3,543	$ 310,727	$ 438,267
Loss from operations		(310,727)	(438,267)
Other income/(expense)
Unrealized gain on change in fair value of warrants		8,604,126	8,389,772
Transaction costs allocated to warrant liabilities			(820,691)
Interest income		25,475	33,929
Total other income		8,629,601	7,603,010
Net Income	$ (3,543)	$ 8,318,874	$ 7,164,743
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)		34,500,000	34,500,000
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)		$ 0.00	$ 0.00
Basic and diluted, weighted average shares outstanding-Class A and Class B non-redeemable common stock (in Shares)		8,625,000	8,258,287
Basic and diluted net income per share, common stock (in Dollars per share)		$ 0.96	$ 0.86